Taxation - Components of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Provision for credit losses	¥ 1,225,097	¥ 948,177
Deferred guarantee income and other accrued expenses	869,708	807,224
Contingent guarantee liabilities	452,135	220,527
Net operating loss carryforwards	105,653	43,237
Advertising expenses in excess of deduction limit	7,248	5,683
Investment related loss	75,440
Less: valuation allowance	(78,471)	(13,038)	¥ (6,756)	¥ (4,429)
Total deferred tax assets	2,656,810	2,011,810
Net deferred tax assets	1,232,092	1,141,761
Deferred tax liabilities
Contract assets and service fees receivable	1,009,002	636,659
Guarantee receivables	469,703	285,949
Withholding income tax	21,353	0
Total deferred tax liabilities	1,500,058	922,608
Net deferred tax liabilities	¥ 75,340	¥ 52,559